Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands		Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Assets
Fixed maturities, amortized cost		$ 12,627,921		$ 12,480,569
Short-term investments, amortized cost		495,050		4,394
Equities, cost		$ 621,312		567,848
Funds held - directly managed, cost				$ 429,326
Shareholders’ Equity
Common shares, par value		$ 0.00000001		$ 0.00000001
Common shares, shares issued		100,000,000		100,000,000
Preferred shares, par value		$ 1		$ 1
Preferred shares, shares issued		28,169,062		28,169,062
Preferred shares, shares outstanding		28,169,062		28,169,062
Preferred shares, aggregate liquidation value		$ 704,227		$ 704,227
Life and health reserves	[1]	$ 2,198,080		2,098,759
Restatement Adjustment | P&C | Non Life
Life and health reserves			$ 392,000
Previously Reported | Life and Health
Life and health reserves				$ 392,000

[1]	Effective July 1, 2018, the executive management responsibility and reporting for U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, reserves of $392 million as at December 31, 2017 have been reclassified from Life and Health reserves to Non-Life reserves to conform to current presentation.